Earnings (Loss) Per Share (Details) - Schedule of weighted-average number of ordinary shares (basic) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Issued ordinary shares at January 1	514,205,799	514,205,799	514,205,799
Weighted average number of ordinary shares (basic)	531,995,467	514,205,799	514,205,799
Issued March 7,2021 due to warrant exercise [Member]
Number of shares
Issued	10,634,406
Issued May 4, 2021 due to warrant exercise [Member]
Number of shares
Issued	639,508
Issued July 6, 2021 due to warrant exercise [Member]
Number of shares
Issued	4,145,205
Issued August 30, 2021 due to warrant exercise [Member]
Number of shares
Issued	1,179,452
Issued September 1, 2021 due to warrant exercise [Member]
Number of shares
Issued	414,384
Issued October 11, 2021 due to warrant exercise [Member]
Number of shares
Issued	776,713